                                 ADVISOR CLASS

                              AIM BASIC VALUE FUND
                           AIM SMALL CAP GROWTH FUND

                      Supplement dated September 13, 1999
          to the Statement of Additional Information dated May 3, 1999


The following replaces in its entirety the section "DEPOSITARY RECEIPTS" on page 6 of the Statement of Additional Information:

"FOREIGN SECURITIES

           To the extent consistent with their respective investment objectives, each of the Funds may invest up to 25% of its total assets in foreign securities. For purposes of computing such limitation American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and other securities representing underlying securities of foreign issuers are treated as foreign securities. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. Generally, ADRs, in registered form, are designed for use in the United States securities markets, and EDRs, in bearer form, are designed for use in European securities markets. ADRs and EDRs may be listed on stock exchanges, or traded in OTC markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates.

           To the extent a Fund invests in securities denominated in foreign currencies, each Fund bears the risk of changes in the exchange rates between
U. S. currency and the foreign currency, as well as the availability and status of foreign securities markets. These securities will be marketable equity securities (including common and preferred stock, depositary receipts for stock and fixed income or equity securities exchangeable for or convertible into stock) of foreign companies which generally are listed on a recognized foreign securities exchange or traded in a foreign over-the-counter market. Each of the Funds may also invest in foreign securities listed on recognized U.S. securities exchanges or traded in the U.S. over-the-counter market. Such foreign securities may be issued by foreign companies located in developing countries in various regions of the world. A "developing country" is a country in the initial stages of its industrial cycle. As compared to investment in the securities markets of developed countries, investment in the securities markets of developing countries involves exposure to markets that may have substantially less trading volume and greater price volatility, economic structures that are less diverse and mature, and political systems that may be less stable.

           Investments by a Fund in foreign securities, whether denominated in U.S. currencies or foreign currencies, may entail all of the risks set forth below. Investments by a Fund in ADRs, EDRs or similar securities also may entail some or all of the risks as set forth below.

           Currency Risk. The value of each Fund's foreign investments will be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated and increases when the value of the U.S. dollar falls against such currency.

           On January 1, 1999, certain members of the European Economic and Monetary Union ("EMU"), namely Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain established a common European currency known as the "euro" and each member's local currency became a denomination of the euro. It is anticipated that each participating country will replace its local currency with the euro on July 1, 2002. Any other European country that is a member of the European Union and satisfies the criteria for participation in the EMU may elect to participate in the EMU and may supplement its existing currency with euro. The anticipated replacement of existing currencies with the euro on July 1, 2002 could cause market disruptions before or after July 1, 2002 and could adversely affect the value of securities held by a Fund.

           Political and Economic Risk. The economies of many of the countries in which the Funds may invest are not as developed as the United States economy and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of each Fund's investments.

           Regulatory Risk. Foreign companies are not registered with the SEC and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Funds' shareholders.

           Market Risk. The securities markets in many of the countries in which the Funds invest will have substantially less trading volume than the major United States markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may be associated with the maintenance of assets in foreign jurisdictions. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States."

The following replaces in its entirety the first paragraph under the heading "BORROWING, REVERSE REPURCHASE AGREEMENTS AND "ROLL" TRANSACTIONS" on page 7 of the Statement of Additional Information:

           "Each Fund's borrowings will not exceed 33 1/3% of its total assets, i.e., each Fund's total assets will equal at least 300% of the amount of outstanding borrowings. If market fluctuations in the value of a Fund's portfolio holdings or other factors cause the ratio of the Fund's total assets to outstanding borrowings to fall below 300%, within three days (excluding Sundays and holidays) of such event the Fund may be required to sell portfolio securities to restore the 300% asset coverage, even though from an investment standpoint such sales might be disadvantageous. Each Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. Each Fund may not make additional investments if borrowings exceed 5% of its total assets. A Fund may borrow in connection with meeting requests for the redemption of a Fund's shares. Any borrowing by a Fund may cause greater fluctuation in the value of its shares than would be the case if the Fund did not borrow."

                            CLASS A, B AND C SHARES

                              AIM BASIC VALUE FUND
                           AIM SMALL CAP GROWTH FUND

                      Supplement dated September 13, 1999
          to the Statement of Additional Information dated May 3, 1999

The following replaces in its entirety the section "DEPOSITARY RECEIPTS" on page 6 of the Statement of Additional Information:

"FOREIGN SECURITIES

           To the extent consistent with their respective investment objectives, each of the Funds may invest up to 25% of its total assets in foreign securities. For purposes of computing such limitation American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and other securities representing underlying securities of foreign issuers are treated as foreign securities. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. Generally, ADRs, in registered form, are designed for use in the United States securities markets, and EDRs, in bearer form, are designed for use in European securities markets. ADRs and EDRs may be listed on stock exchanges, or traded in OTC markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates.

           To the extent a Fund invests in securities denominated in foreign currencies, each Fund bears the risk of changes in the exchange rates between
U. S. currency and the foreign currency, as well as the availability and status of foreign securities markets. These securities will be marketable equity securities (including common and preferred stock, depositary receipts for stock and fixed income or equity securities exchangeable for or convertible into stock) of foreign companies which generally are listed on a recognized foreign securities exchange or traded in a foreign over-the-counter market. Each of the Funds may also invest in foreign securities listed on recognized U.S. securities exchanges or traded in the U.S. over-the-counter market. Such foreign securities may be issued by foreign companies located in developing countries in various regions of the world. A "developing country" is a country in the initial stages of its industrial cycle. As compared to investment in the securities markets of developed countries, investment in the securities markets of developing countries involves exposure to markets that may have substantially less trading volume and greater price volatility, economic structures that are less diverse and mature, and political systems that may be less stable.

           Investments by a Fund in foreign securities, whether denominated in U.S. currencies or foreign currencies, may entail all of the risks set forth below. Investments by a Fund in ADRs, EDRs or similar securities also may entail some or all of the risks as set forth below.

           Currency Risk. The value of each Fund's foreign investments will be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated and increases when the value of the U.S. dollar falls against such currency.

           On January 1, 1999, certain members of the European Economic and Monetary Union ("EMU"), namely Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain established a common European currency known as the "euro" and each member's local currency became a denomination of the euro. It is anticipated that each participating country will replace its local currency with the euro on July 1, 2002. Any other European country that is a member of the European Union and satisfies the criteria for participation in the EMU may elect to participate in the EMU and may supplement its existing currency with euro. The anticipated replacement of existing currencies with the euro on July 1, 2002 could cause market disruptions before or after July 1, 2002 and could adversely affect the value of securities held by a Fund.

           Political and Economic Risk. The economies of many of the countries in which the Funds may invest are not as developed as the United States economy and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of each Fund's investments.

           Regulatory Risk. Foreign companies are not registered with the SEC and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Funds' shareholders.

           Market Risk. The securities markets in many of the countries in which the Funds invest will have substantially less trading volume than the major United States markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may be associated with the maintenance of assets in foreign jurisdictions. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States."

The following replaces in its entirety the first paragraph under the heading "BORROWING, REVERSE REPURCHASE AGREEMENTS AND "ROLL" TRANSACTIONS" on page 8 of the Statement of Additional Information:

           "Each Fund's borrowings will not exceed 33 1/3% of its total assets, i.e., each Fund's total assets will equal at least 300% of the amount of outstanding borrowings. If market fluctuations in the value of a Fund's portfolio holdings or other factors cause the ratio of the Fund's total assets to outstanding borrowings to fall below 300%, within three days (excluding Sundays and holidays) of such event the Fund may be required to sell portfolio securities to restore the 300% asset coverage, even though from an investment standpoint such sales might be disadvantageous. Each Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. Each Fund may not make additional investments if borrowings exceed 5% of its total assets. A Fund may borrow in connection with meeting requests for the redemption of a Fund's shares. Any borrowing by a Fund may cause greater fluctuation in the value of its shares than would be the case if the Fund did not borrow."